Short-Term Bond Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2020 (unaudited)

Corporate Bonds (52.3%)	Shares/ Par +	Value $ (000’s)

Basic Materials (1.1%)
Anglo American Capital PLC 3.750%, 4/10/22 144A	315,000	326
CNAC HK Finbridge Co., Ltd.
4.125%, 3/14/21 §	360,000	364
4.625%, 3/14/23 §	500,000	530
DowDuPont, Inc. 3.766%, 11/15/20	520,000	522
Equate Petrochemical BV 3.000%, 3/3/22 §	400,000	404
LyondellBasell Industries NV 6.000%, 11/15/21	790,000	827
Nucor Corp. 2.000%, 6/1/25	155,000	162
POSCO 2.375%, 11/12/22 144A	810,000	830
Syngenta Finance NV 3.933%, 4/23/21 144A	265,000	268

Total		4,233

Communications (3.0%)
Axiata SPV2 Bhd 3.466%, 11/19/20 §	400,000	401
Baidu, Inc.
2.875%, 7/6/22	405,000	417
3.500%, 11/28/22	345,000	362
Booking Holdings, Inc. 4.100%, 4/13/25	395,000	445
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
4.464%, 7/23/22 b	2,017,000	2,135
4.908%, 7/23/25 b	995,000	1,150
Comcast Corp.
3.100%, 4/1/25	125,000	138
3.700%, 4/15/24	460,000	508
Crown Castle Towers LLC 3.720%, 7/15/43 144A	300,000	314
Expedia, Inc. 3.600%, 12/15/23 144A	565,000	577
Fox Corp.
3.050%, 4/7/25	90,000	98
3.666%, 1/25/22	420,000	438
4.030%, 1/25/24	145,000	160
The Interpublic Group of Companies, Inc. 3.500%, 10/1/20	140,000	140
JD.com, Inc. 3.125%, 4/29/21 b	1,195,000	1,209
The Priceline Group, Inc. 2.750%, 3/15/23	150,000	157
Sky, Ltd. 3.750%, 9/16/24 144A	310,000	346
T-Mobile USA, Inc. 3.500%, 4/15/25 144A	485,000	532
Verizon Communications, Inc.
2.946%, 3/15/22	325,000	337
3.376%, 2/15/25	230,000	256

Corporate Bonds (52.3%)	Shares/ Par +	Value $ (000’s)

Communications continued
5.150%, 9/15/23	350,000	396
Vodafone Group PLC 3.750%, 1/16/24	375,000	409
WPP Finance 2010 3.625%, 9/7/22	140,000	147

Total		11,072

Consumer Staples (0.2%)
China Mengniu Dairy Co., Ltd. 1.875%, 6/17/25 §	856,000	858

Total		858

Consumer, Cyclical (5.0%)
American Airlines Pass Through Trust, Series 2017-2, Class B 3.700%, 4/15/27	307,148	195
AutoZone, Inc. 3.625%, 4/15/25	235,000	262
BMW US Capital LLC
0.676%, (ICE LIBOR USD 3 Month plus 0.410%), 4/12/21 144A	525,000	526
0.754%, (ICE LIBOR USD 3 Month plus 0.500%), 8/13/21 144A	390,000	391
D.R. Horton, Inc. 2.550%, 12/1/20	240,000	241
Daimler Finance North America LLC
1.750%, 3/10/23 144A	815,000	831
2.300%, 2/12/21 144A	705,000	709
Ford Motor Credit Co. LLC
3.470%, 4/5/21	200,000	199
3.813%, 10/12/21	220,000	220
5.875%, 8/2/21	200,000	204
General Motors Co.
4.875%, 10/2/23	330,000	359
5.400%, 10/2/23	500,000	551
General Motors Financial Co., Inc.
1.118%, (ICE LIBOR USD 3 Month plus 0.850%), 4/9/21	350,000	350
2.900%, 2/26/25 b	845,000	871
3.200%, 7/6/21	385,000	391
Harley-Davidson Financial Services, Inc.
1.181%, (ICE LIBOR USD 3 Month plus 0.940%), 3/2/21 144A	470,000	469
2.550%, 6/9/22 144A	170,000	173
4.050%, 2/4/22 144A	560,000	579
Hasbro, Inc.
2.600%, 11/19/22	395,000	410
3.000%, 11/19/24	525,000	556
Hyundai Capital America
2.375%, 2/10/23 144A	865,000	888
2.450%, 6/15/21 144A	325,000	328
2.850%, 11/1/22 144A	228,000	236
3.000%, 6/20/22 144A	470,000	484
3.950%, 2/1/22 144A	245,000	254
McDonald’s Corp.
1.450%, 9/1/25	270,000	278

Short-Term Bond Portfolio

Corporate Bonds (52.3%)	Shares/ Par +	Value $ (000’s)

Consumer, Cyclical continued
3.300%, 7/1/25	155,000	172
3.350%, 4/1/23	305,000	326
Nissan Motor Acceptance Corp. 3.650%, 9/21/21 144A	405,000	413
Nissan Motor Co., Ltd. 3.043%, 9/15/23 144A	525,000	532
O’Reilly Automotive, Inc. 3.800%, 9/1/22	195,000	205
Panasonic Corp. 2.536%, 7/19/22 144A	335,000	346
Ralph Lauren Corp. 1.700%, 6/15/22	100,000	102
Ross Stores, Inc. 4.600%, 4/15/25 b	1,100,000	1,266
Starbucks Corp. 2.700%, 6/15/22	205,000	212
The TJX Cos., Inc. 3.500%, 4/15/25	735,000	820
Toyota Industries Corp. 3.110%, 3/12/22 144A	435,000	449
Toyota Motor Credit Corp. 2.650%, 4/12/22 b	875,000	905
United Airlines Pass Through Trust, Series 2019-2, Class B 3.500%, 11/1/29	180,000	132
Volkswagen Group of America Finance LLC
2.500%, 9/24/21 144A	200,000	204
2.700%, 9/26/22 144A	290,000	301
2.900%, 5/13/22 144A	200,000	207
3.125%, 5/12/23 144A	200,000	211
3.875%, 11/13/20 144A	465,000	467
Walgreen Co. 3.100%, 9/15/22	195,000	204

Total		18,429

Consumer, Non-cyclical (9.1%)
AbbVie, Inc.
2.300%, 5/14/21	375,000	378
2.600%, 11/21/24 144A	1,345,000	1,426
2.900%, 11/6/22	775,000	813
3.200%, 11/6/22	85,000	89
3.250%, 10/1/22 144A	80,000	84
3.450%, 3/15/22 144A	265,000	275
Altria Group, Inc.
3.490%, 2/14/22	490,000	509
3.800%, 2/14/24	620,000	678
Archer-Daniels-Midland Co. 2.750%, 3/27/25	240,000	261
BAT Capital Corp. 2.764%, 8/15/22 b	1,555,000	1,611
BAT International Finance PLC 1.668%, 3/25/26	475,000	476
Baxalta, Inc. 3.600%, 6/23/22	125,000	130
Baxter International, Inc. 3.750%, 10/1/25 144A	425,000	482
Bayer US Finance II LLC
0.855%, (ICE LIBOR USD 3 Month plus 0.630%), 6/25/21 144A	580,000	581
3.500%, 6/25/21 144A	310,000	316
3.875%, 12/15/23 144A	505,000	552

Corporate Bonds (52.3%)	Shares/ Par +	Value $ (000’s)

Consumer, Non-cyclical continued
Becton Dickinson and Co.
2.894%, 6/6/22 b	1,322,000	1,368
3.363%, 6/6/24	570,000	617
3.734%, 12/15/24	110,000	122
Bristol-Myers Squibb Co.
2.600%, 5/16/22	210,000	218
2.750%, 2/15/23	300,000	315
2.875%, 2/19/21	548,000	553
2.900%, 7/26/24	420,000	455
3.250%, 2/20/23	95,000	101
3.550%, 8/15/22	300,000	318
3.625%, 5/15/24	80,000	88
Bunge, Ltd. Finance Corp.
3.000%, 9/25/22 b	1,240,000	1,289
3.500%, 11/24/20 b	1,210,000	1,215
4.350%, 3/15/24	55,000	61
Cardinal Health, Inc.
2.616%, 6/15/22	50,000	52
3.079%, 6/15/24	310,000	333
3.200%, 3/15/23	395,000	418
3.500%, 11/15/24	525,000	574
Cargill, Inc. 1.375%, 7/23/23 144A	300,000	307
Cigna Corp.
0.896%, (ICE LIBOR USD 3 Month plus 0.650%), 9/17/21	315,000	315
3.000%, 7/15/23	320,000	339
3.400%, 9/17/21	175,000	180
3.750%, 7/15/23	329,000	356
3.900%, 2/15/22	250,000	262
CVS Health Corp.
0.962%, (ICE LIBOR USD 3 Month plus 0.720%), 3/9/21	320,000	321
2.625%, 8/15/24	150,000	160
3.350%, 3/9/21	510,000	517
3.700%, 3/9/23	518,000	555
Diageo Capital PLC 1.375%, 9/29/25	300,000	307
EMD Finance LLC 2.950%, 3/19/22 144A	190,000	196
Equifax, Inc.
1.150%, (ICE LIBOR USD 3 Month plus 0.870%), 8/15/21	285,000	286
2.300%, 6/1/21	465,000	470
3.600%, 8/15/21	275,000	282
Express Scripts Holding Co.
1.006%, (ICE LIBOR USD 3 Month plus 0.750%), 11/30/20	750,000	750
General Mills, Inc.
0.811%, (ICE LIBOR USD 3 Month plus 0.540%), 4/16/21	465,000	466
Gilead Sciences, Inc. 0.750%, 9/29/23 b	1,115,000	1,117
Global Payments, Inc. 2.650%, 2/15/25	345,000	366
Humana, Inc.
2.900%, 12/15/22	80,000	84
3.150%, 12/1/22	150,000	157
3.850%, 10/1/24	275,000	304
4.500%, 4/1/25	565,000	649

Short-Term Bond Portfolio

Corporate Bonds (52.3%)	Shares/ Par +	Value $ (000’s)

Consumer, Non-cyclical continued
Imperial Brands Finance PLC
3.500%, 2/11/23 144A	405,000	424
3.750%, 7/21/22 144A	805,000	841
Keurig Dr. Pepper, Inc. 3.551%, 5/25/21	465,000	474
McKesson Corp. 3.650%, 11/30/20	650,000	654
Moody’s Corp. 3.750%, 3/24/25	505,000	570
PayPal Holdings, Inc. 1.350%, 6/1/23	710,000	725
Pernod Ricard SA 4.450%, 1/15/22 144A	535,000	561
Perrigo Finance Unlimited Co. 3.900%, 12/15/24 b	1,315,000	1,422
Philip Morris International, Inc. 1.125%, 5/1/23	220,000	223
RELX Capital, Inc. 3.500%, 3/16/23	270,000	287
Reynolds American, Inc. 4.000%, 6/12/22	260,000	274
Royalty Pharma PLC 0.750%, 9/2/23 144A	425,000	424
Shire Acquisitions Investments Ireland DAC 2.875%, 9/23/23	55,000	58
Takeda Pharmaceutical Co., Ltd. 4.000%, 11/26/21	780,000	809
Thermo Fisher Scientific, Inc. 4.133%, 3/25/25	180,000	205
Tyson Foods, Inc. 2.250%, 8/23/21	280,000	285

Total		33,740

Diversified (0.5%)
CK Hutchison International 17 II, Ltd. 2.750%, 3/29/23 §	650,000	673
Shanghai Electric Group Global Investment, Ltd. 2.650%, 11/21/24 §	1,000,000	1,037

Total		1,710

Energy (6.9%)
Aker BP ASA 3.000%, 1/15/25 144A	445,000	446
BP Capital Markets America, Inc. 2.937%, 4/6/23	470,000	497
Canadian Natural Resources, Ltd. 2.050%, 7/15/25	635,000	648
Cenovus Energy, Inc. 3.000%, 8/15/22	550,000	537
Cheniere Corpus Christi Holdings LLC
5.875%, 3/31/25	425,000	484
7.000%, 6/30/24 b	1,110,000	1,278
Diamondback Energy, Inc.
2.875%, 12/1/24 b	830,000	840
4.750%, 5/31/25	660,000	712
Energy Transfer Operating LP
2.900%, 5/15/25	115,000	116
4.200%, 9/15/23	135,000	142
4.250%, 3/15/23	450,000	468
4.900%, 2/1/24	110,000	117

Corporate Bonds (52.3%)	Shares/ Par +	Value $ (000’s)

Energy continued
5.875%, 1/15/24 b	1,054,000	1,159
Energy Transfer Partners LP 3.600%, 2/1/23	175,000	180
Eni SpA 4.000%, 9/12/23 144A	420,000	455
Enterprise Products Operating LLC
2.800%, 2/15/21	480,000	484
3.500%, 2/1/22	500,000	519
EOG Resources, Inc. 2.625%, 3/15/23	140,000	146
EQT Corp.
3.000%, 10/1/22 b	1,020,000	998
4.875%, 11/15/21	128,000	129
Equinor ASA 2.875%, 4/6/25 b	880,000	956
Exxon Mobil Corp.
0.618%, (ICE LIBOR USD 3 Month plus 0.370%), 3/6/22 b	1,110,000	1,115
1.571%, 4/15/23	355,000	365
2.992%, 3/19/25 b	1,025,000	1,123
Gray Oak Pipeline LLC
2.000%, 9/15/23 144A	65,000	65
2.600%, 10/15/25 144A	205,000	206
Kinder Morgan Energy Partners LP 3.950%, 9/1/22	70,000	74
Marathon Oil Corp. 2.800%, 11/1/22 b	855,000	876
MPLX LP
1.342%, (ICE LIBOR USD 3 Month plus 1.100%), 9/9/22	380,000	380
Occidental Petroleum Corp. 2.600%, 8/13/21	430,000	422
Phillips
66 0.834%, (ICE LIBOR USD 3 Month plus 0.600%), 2/26/21	335,000	335
Plains All American Pipeline LP / PAA Finance Corp. 5.000%, 2/1/21	220,000	221
Reliance Industries, Ltd. 5.400%, 2/14/22 §	800,000	843
Sabine Pass Liquefaction LLC
5.625%, 4/15/23 b	790,000	865
6.250%, 3/15/22 b	1,115,000	1,183
Saudi Arabian Oil Co. 2.750%, 4/16/22 144A	805,000	825
Schlumberger Finance Canada, Ltd. 1.400%, 9/17/25	155,000	156
Schlumberger Holdings Corp.
3.750%, 5/1/24 144A	690,000	749
4.000%, 12/21/25 144A	170,000	190
Shell International Finance BV 2.375%, 4/6/25	570,000	608
Suncor Energy, Inc. 2.800%, 5/15/23	395,000	414
Sunoco Logistics Partners Operations LP
3.450%, 1/15/23	55,000	56
4.250%, 4/1/24	35,000	37
Valero Energy Corp.
1.200%, 3/15/24	380,000	378
2.700%, 4/15/23	645,000	669

Short-Term Bond Portfolio

Corporate Bonds (52.3%)	Shares/ Par +	Value $ (000’s)

Energy continued
3.650%, 3/15/25	110,000	119
Western Midstream Operating LP 4.000%, 7/1/22	800,000	805
The Williams Cos., Inc. 3.700%, 1/15/23 b	979,000	1,035
Williams Partners LP
3.350%, 8/15/22	95,000	99
4.300%, 3/4/24	145,000	159

Total		25,683

Financial (17.2%)
ABN AMRO Bank NV
0.821%, (ICE LIBOR USD 3 Month plus 0.570%), 8/27/21 144A	760,000	763
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.950%, 2/1/22	475,000	481
4.450%, 12/16/21	605,000	618
4.500%, 9/15/23	485,000	500
AIA Group, Ltd.
0.747%, (ICE LIBOR USD 3 Month plus 0.520%), 9/20/21 144A	765,000	765
AIG Global Funding 3.350%, 6/25/21 144A	365,000	373
Air Lease Corp.
2.250%, 1/15/23	360,000	361
2.500%, 3/1/21	135,000	136
3.500%, 1/15/22	265,000	272
American International Group, Inc.
2.500%, 6/30/25	650,000	695
4.875%, 6/1/22	335,000	359
6.400%, 12/15/20	175,000	177
Aon Corp. 2.200%, 11/15/22	180,000	186
Aon PLC 2.800%, 3/15/21	570,000	575
Avolon Holdings Funding, Ltd.
2.875%, 2/15/25 144A	435,000	399
3.625%, 5/1/22 144A	670,000	658
3.950%, 7/1/24 144A	130,000	123
Banco Bilbao Vizcaya Argentaria SA 0.875%, 9/18/23 b	1,000,000	999
Banco del Estado de Chile 2.704%, 1/9/25 144A	260,000	273
Banco Santander Chile 2.500%, 12/15/20 144A	860,000	862
Banco Santander Mexico SA Institucion De Banca Multiple Grupo Financiero Santander Mexico 4.125%, 11/9/22 §	775,000	816
Bank of America Corp.
0.636%, (ICE LIBOR USD 3 Month plus 0.380%), 1/23/22	395,000	395
0.875%, (ICE LIBOR USD 3 Month plus 0.650%), 6/25/22	410,000	411
1.432%, (ICE LIBOR USD 3 Month plus 1.160%), 1/20/23	665,000	672
2.503%, 10/21/22	280,000	286
Bank of Montreal
0.726%, (ICE LIBOR USD 3 Month plus 0.460%), 4/13/21	430,000	431

Corporate Bonds (52.3%)	Shares/ Par +	Value $ (000’s)

Financial continued
Banque Federative du Credit Mutuel SA 2.125%, 11/21/22 144A	630,000	650
Barclays Bank PLC
1.700%, 5/12/22	285,000	290
2.650%, 1/11/21	445,000	447
BDO Unibank, Inc. 2.950%, 3/6/23 §	800,000	830
Bohai Capital Holding Co., Ltd. 3.625%, 3/15/21 144A	690,000	687
BPCE SA
1.476%, (ICE LIBOR USD 3 Month plus 1.220%), 5/22/22 144A	280,000	283
Brixmor Operating Partnership LP
3.250%, 9/15/23	595,000	616
3.875%, 8/15/22	80,000	83
Capital One Financial Corp.
2.400%, 10/30/20	300,000	300
3.200%, 1/30/23	345,000	364
3.500%, 6/15/23	245,000	262
3.900%, 1/29/24	240,000	261
CC Holdings GS V LLC 3.849%, 4/15/23 b	1,030,000	1,109
The Charles Schwab Corp.
0.567%, (ICE LIBOR USD 3 Month plus 0.320%), 5/21/21	470,000	471
4.200%, 3/24/25	525,000	603
China Overseas Finance VII, Ltd. 4.250%, 4/26/23 §	850,000	907
Citibank NA
2.844%, (ICE LIBOR USD 3 Month plus 0.596%), 5/20/22	620,000	629
Citigroup, Inc.
2.312%, (US SOFR plus 0.867%), 11/4/22	575,000	586
2.900%, 12/8/21	675,000	693
3.106%, (US SOFR plus 2.750%), 4/8/26	650,000	699
Citizens Bank NA
2.550%, 5/13/21	250,000	253
3.250%, 2/14/22	290,000	301
Citizens Financial Group, Inc. 2.375%, 7/28/21	35,000	35
Cooperatieve Rabobank UA 3.950%, 11/9/22	645,000	685
Credit Agricole SA
1.284%, (ICE LIBOR USD 3 Month plus 1.020%), 4/24/23 144A	315,000	317
Credit Suisse AG
1.000%, 5/5/23 b	860,000	869
2.100%, 11/12/21	635,000	647
2.800%, 4/8/22	610,000	632
Creditcorp, Ltd. 2.750%, 6/17/25 144A	200,000	202
Crown Castle International Corp. 5.250%, 1/15/23	160,000	176
Danske Bank A/S
1.226%, 6/22/24 144A	880,000	888
3.001%, (ICE LIBOR USD 3 Month plus 1.249%), 9/20/22 144A	725,000	739
5.000%, 1/12/22 144A	465,000	488

Short-Term Bond Portfolio

Corporate Bonds (52.3%)	Shares/ Par +	Value $ (000’s)

Financial continued
Deutsche Bank AG
1.539%, (ICE LIBOR USD 3 Month plus 1.290%), 2/4/21	405,000	405
3.150%, 1/22/21	530,000	533
3.375%, 5/12/21	100,000	101
Discover Bank 3.200%, 8/9/21	470,000	479
Eastern Creation II Investment Holdings Ltd. 1.000%, 9/10/23 §	900,000	892
First Niagara Financial Group, Inc. 7.250%, 12/15/21	245,000	264
GE Capital International Funding Co. Unlimited Co. 2.342%, 11/15/20 b	1,920,000	1,924
The Goldman Sachs Group, Inc.
1.041%, (ICE LIBOR USD 3 Month plus 0.780%), 10/31/22	330,000	331
1.355%, (ICE LIBOR USD 3 Month plus 1.110%), 4/26/22	520,000	522
3.500%, 4/1/25	490,000	541
5.750%, 1/24/22 b	825,000	881
Highwoods Realty LP 3.625%, 1/15/23	740,000	769
HPHT Finance 17, Ltd. 2.750%, 9/11/22 §	520,000	533
HSBC Holdings PLC
1.645%, (US SOFR plus 1.538%), 4/18/26 b	910,000	907
2.099%, (US SOFR plus 1.929%), 6/4/26	810,000	820
ING Groep NV
1.368%, (ICE LIBOR USD 3 Month plus 1.150%), 3/29/22	335,000	338
JPMorgan Chase & Co.
2.083%, (US SOFR plus 1.850%), 4/22/26 b	890,000	930
KeyBank NA 1.250%, 3/10/23	580,000	591
Lincoln National Corp. 4.000%, 9/1/23	130,000	142
Lloyds Banking Group PLC
1.326%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 1.100%), 6/15/23	200,000	201
Marsh & McLennan Cos., Inc.
3.500%, 12/29/20	370,000	373
3.875%, 3/15/24	345,000	382
Mitsubishi UFJ Financial Group, Inc.
0.895%, (ICE LIBOR USD 3 Month plus 0.650%), 7/26/21	193,000	194
1.176%, (ICE LIBOR USD 3 Month plus 0.920%), 2/22/22	390,000	394
3.218%, 3/7/22	535,000	555
Morgan Stanley 2.750%, 5/19/22	485,000	503
NatWest Markets PLC 2.375%, 5/21/23 144A	640,000	659
New York Life Global Funding
0.569%, (ICE LIBOR USD 3 Month plus 0.320%), 8/6/21 144A	585,000	586
Park Aerospace Holdings, Ltd. 5.250%, 8/15/22 144A	375,000	376
PNC Bank NA
2.450%, 11/5/20	425,000	425

Corporate Bonds (52.3%)	Shares/ Par +	Value $ (000’s)

Financial continued
2.450%, 7/28/22	325,000	337
2.950%, 1/30/23	335,000	353
Reinsurance Group of America, Inc. 5.000%, 6/1/21	60,000	62
Royal Bank of Scotland Group PLC 3.875%, 9/12/23	520,000	558
Santander UK Group Holdings PLC 2.875%, 10/16/20	145,000	145
Santander UK PLC 2.100%, 1/13/23	565,000	583
SBA Tower Trust
1.884%, 1/15/26 144A	160,000	164
2.836%, 1/15/25 144A	440,000	471
Simon Property Group LP
2.625%, 6/15/22	495,000	508
3.375%, 10/1/24	535,000	579
3.500%, 9/1/25	125,000	137
Standard Chartered PLC
1.422%, (ICE LIBOR USD 3 Month plus 1.150%), 1/20/23 144A	435,000	437
2.744%, (ICE LIBOR USD 3 Month plus 1.200%), 9/10/22 144A	670,000	681
3.950%, 1/11/23 144A	200,000	208
State Street Corp.
2.825%, (US SOFR plus 2.690%), 3/30/23 144A	160,000	166
SunTrust Bank 2.800%, 5/17/22	480,000	498
Swedbank AB
1.300%, 6/2/23 144A	505,000	515
2.650%, 3/10/21 144A	980,000	990
Synchrony Bank 3.000%, 6/15/22	250,000	258
Synchrony Financial 2.850%, 7/25/22 b	1,541,000	1,587
The Toronto-Dominion Bank
0.485%, (ICE LIBOR USD 3 Month plus 0.240%), 1/25/21	755,000	756
Trininty Acquisition PLC 3.500%, 9/15/21	315,000	323
Truist Bank 1.250%, 3/9/23 b	1,195,000	1,216
U.S. Bank NA
0.565%, (ICE LIBOR USD 3 Month plus 0.320%), 4/26/21	720,000	721
UBS AG 1.750%, 4/21/22 144A	375,000	382
UBS Group AG
1.008%, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 0.830%), 7/30/24 144A	620,000	621
1.476%, (ICE LIBOR USD 3 Month plus 1.220%), 5/23/23 144A	415,000	420
3.000%, 4/15/21 144A	385,000	390
Ventas Realty LP 3.100%, 1/15/23	82,000	85
Ventas Realty LP / Ventas Capital Corp. 3.250%, 8/15/22	165,000	172
WEA Finance LLC /Westfield UK & Europe Finance PLC 3.250%, 10/5/20 144A	200,000	200

Short-Term Bond Portfolio

Corporate Bonds (52.3%)	Shares/ Par +	Value $ (000’s)

Financial continued
Wells Fargo & Co.
1.654%, (US SOFR plus 1.600%), 6/2/24	410,000	418
2.188%, (US SOFR plus 2.000%), 4/30/26	400,000	415
3.500%, 3/8/22	330,000	344
Wells Fargo Bank NA
2.082%, (ICE LIBOR USD 3 Month plus 0.650%), 9/9/22	490,000	497
Western Union Co.
2.850%, 1/10/25	570,000	601
3.600%, 3/15/22	520,000	539
Yongda Investment, Ltd. 2.250%, 6/16/25 §	643,000	658

Total		64,134

Industrial (3.4%)
Amphenol Corp. 2.050%, 3/1/25	405,000	425
Avnet, Inc. 3.750%, 12/1/21	405,000	417
Boral Finance, Ltd. 3.000%, 11/1/22 144A	65,000	66
Carrier Global Corp. 2.242%, 2/15/25 144A	835,000	870
Caterpillar Financial Services Corp.
0.528%, (ICE LIBOR USD 3 Month plus 0.280%), 9/7/21	285,000	286
2.950%, 2/26/22	495,000	513
CNH Industrial Capital LLC
3.875%, 10/15/21	460,000	473
4.375%, 11/6/20 b	895,000	898
DAE Funding LLC 5.250%, 11/15/21 144A	305,000	308
Deere & Co. 2.750%, 4/15/25	195,000	213
FedEx Corp. 3.800%, 5/15/25	380,000	429
GATX Corp. 3.900%, 3/30/23	240,000	253
General Electric Co.
3.150%, 9/7/22	249,000	260
3.450%, 5/15/24	240,000	258
Heathrow Funding, Ltd. 4.875%, 7/15/23 144A	725,000	742
Honeywell International, Inc.
1.350%, 6/1/25	435,000	448
2.300%, 8/15/24	335,000	357
John Deere Capital Corp. 1.200%, 4/6/23	215,000	219
Northrop Grumman Corp. 2.550%, 10/15/22	345,000	359
Otis Worldwide Corp. 2.056%, 4/5/25	485,000	509
Penske Truck Leasing Co. LP / PTL Finance Corp.
3.300%, 4/1/21 144A	90,000	91
3.650%, 7/29/21 144A	180,000	184
Republic Services, Inc. 2.500%, 8/15/24	375,000	399
Roper Technologies, Inc.
0.450%, 8/15/22	100,000	100
1.000%, 9/15/25	115,000	115

Corporate Bonds (52.3%)	Shares/ Par +	Value $ (000’s)

Industrial continued
2.350%, 9/15/24	165,000	175
3.000%, 12/15/20	785,000	787
3.125%, 11/15/22	660,000	692
3.650%, 9/15/23	125,000	136
SMBC Aviation Capital Finance DAC
3.550%, 4/15/24 144A	200,000	210
4.125%, 7/15/23 144A	200,000	211
Union Pacific Corp. 3.200%, 6/8/21	565,000	576
Vulcan Materials Co.
0.896%, (ICE LIBOR USD 3 Month plus 0.650%), 3/1/21	760,000	760

Total		12,739

Real Estate (0.4%)
SBA Tower Trust
3.168%, 4/9/47 144A	555,000	562
3.448%, 3/15/23 144A	775,000	817

Total		1,379

Technology (2.2%)
Analog Devices, Inc. 2.950%, 4/1/25	140,000	152
Apple, Inc. 2.400%, 5/3/23	540,000	568
Fiserv, Inc. 2.750%, 7/1/24 b	800,000	855
International Business Machines Corp.
2.500%, 1/27/22	510,000	525
2.850%, 5/13/22	350,000	364
2.875%, 11/9/22	155,000	164
Microchip Technology, Inc.
2.670%, 9/1/23 144A	490,000	507
3.922%, 6/1/21	745,000	761
Micron Technology, Inc.
2.497%, 4/24/23 b	1,335,000	1,386
4.640%, 2/6/24	155,000	173
NXP BV / NXP Funding LLC
3.875%, 9/1/22 144A	310,000	328
4.625%, 6/1/23 144A	725,000	794
NXP BV / NXP Funding LLC / NXP USA, Inc. 2.700%, 5/1/25 144A	90,000	95
Oracle Corp. 2.500%, 4/1/25 b	1,250,000	1,340
Texas Instruments, Inc. 1.375%, 3/12/25	245,000	254

Total		8,266

Utilities (3.3%)
AES Corp. 3.300%, 7/15/25 144A	365,000	389
American Electric Power Co., Inc. 3.650%, 12/1/21	85,000	88
CenterPoint Energy Resources Corp. 4.500%, 1/15/21	295,000	295
CenterPoint Energy, Inc. 3.600%, 11/1/21	215,000	222
Duke Energy Corp. 3.550%, 9/15/21	155,000	158
Edison International
2.950%, 3/15/23	310,000	318

Short-Term Bond Portfolio

Corporate Bonds (52.3%)	Shares/ Par +	Value $ (000’s)

Utilities continued
3.125%, 11/15/22	290,000	299
Enel Finance International NV
2.875%, 5/25/22 144A	835,000	862
4.250%, 9/14/23 144A	835,000	914
FirstEnergy Corp. 2.850%, 7/15/22	320,000	328
NextEra Energy Capital Holdings, Inc.
0.806%, (ICE LIBOR USD 3 Month plus 0.550%), 8/28/21	610,000	610
NRG Energy, Inc. 3.750%, 6/15/24 144A	270,000	288
Pacific Gas & Electric Co. 1.750%, 6/16/22 b	1,850,000	1,852
PNM Resources, Inc. 3.250%, 3/9/21	465,000	470
San Diego Gas & Electric Co. 1.914%, 2/1/22	46,073	46
Saudi Electricity Global Sukuk Co. 2 3.473%, 4/8/23 §	800,000	839
Sempra Energy
0.775%, (ICE LIBOR USD 3 Month plus 0.500%), 1/15/21	495,000	495
2.850%, 11/15/20	785,000	786
2.875%, 10/1/22	265,000	275
Sinosing Services Pte, Ltd. 2.250%, 2/20/25 §	1,000,000	1,027
Southern California Edison Co. 2.400%, 2/1/22	180,000	184
The Southern Co. 2.350%, 7/1/21	125,000	127
Vistra Operations Co. LLC 3.550%, 7/15/24 144A	1,445,000	1,539

Total		12,411

Total Corporate Bonds (Cost: $189,467)		194,654

Governments (11.6%)

Governments (11.6%)
US Treasury
0.125%, 4/30/22 b	5,870,000	5,869
0.125%, 6/30/22 b	1,775,000	1,775
0.125%, 5/15/23	830,000	830
0.125%, 7/15/23 b	2,320,000	2,318
0.125%, 8/15/23 b	3,245,000	3,242
1.125%, 2/28/22 b	5,505,000	5,581
1.750%, 6/15/22 b	1,795,000	1,844
2.125%, 5/15/22 b	5,140,000	5,305
2.250%, 4/15/22 b	5,120,000	5,285
2.375%, 3/15/22 b	10,780,000	11,130

Total		43,179

Total Governments (Cost: $42,533)		43,179

Municipal Bonds (0.6%)

Municipal Bonds (0.6%)
Chicago Transit Authority
1.708%, 12/1/22 RB	20,000	20
1.838%, 12/1/23 RB	20,000	20
2.064%, 12/1/24 RB	55,000	56

Municipal Bonds (0.6%)	Shares/ Par +	Value $ (000’s)

Municipal Bonds continued
City of Houston TX Airport System Revenue
0.883%, 7/1/22 RB	40,000	40
1.054%, 7/1/23 RB	65,000	65
1.272%, 7/1/24 RB	215,000	216
Dallas/Fort Worth International Airport 1.329%, 11/1/25 RB	110,000	111
Florida State Board of Administration Finance Corp. 1.258%, 7/1/25 RB	735,000	746
Long Island Power Authority 0.764%, 3/1/23 RB	160,000	160
Port Authority of New York & New Jersey 1.086%, 7/1/23 RB	625,000	634
State of Connecticut
1.998%, 7/1/24 GO	125,000	131
2.000%, 7/1/23 GO	50,000	52
2.098%, 7/1/25 GO	85,000	90

Total Municipal Bonds (Cost: $2,305)		2,341

Structured Products (34.0%)

Asset Backed Securities (16.7%)
Ally Auto Receivables Trust, Series 2017-2, Class C 2.460%, 9/15/22	70,000	70
Ally Auto Receivables Trust, Series 2017-2, Class D 2.930%, 11/15/23	95,000	95
Ally Master Owner Trust, Series 2018-2, Class A 3.290%, 5/15/23 b	970,000	988
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class D 2.710%, 9/8/22	380,000	385
Americredit Automobile Receivables Trust, Series 2016-4, Class D 2.740%, 12/8/22 b	1,070,000	1,086
AmeriCredit Automobile Receivables Trust, Series 2017-1, Class C 2.710%, 8/18/22	158,536	160
AmeriCredit Automobile Receivables Trust, Series 2017-1, Class D 3.130%, 1/18/23	620,000	636
AmeriCredit Automobile Receivables Trust, Series 2017-3, Class B 2.240%, 6/19/23	138,704	139
AmeriCredit Automobile Receivables Trust, Series 2017-3, Class C 2.690%, 6/19/23	195,000	198
AmeriCredit Automobile Receivables Trust, Series 2018-1, Class D 3.820%, 3/18/24	790,000	831
Americredit Automobile Receivables Trust, Series 2018-3, Class A3 3.380%, 7/18/23	614,703	625
AmeriCredit Automobile Receivables Trust, Series 2019-3, Class B 2.130%, 7/18/25	240,000	247
AmeriCredit Automobile Receivables Trust, Series 2020-1, Class C 1.590%, 10/20/25	320,000	324

Short-Term Bond Portfolio

Structured Products (34.0%)	Shares/ Par +	Value $ (000’s)

Asset Backed Securities continued
AmeriCredit Automobile Receivables Trust, Series 2020-1, Class D 1.800%, 12/18/25	315,000	317
Applebee’s Funding LLC / IHOP Funding LLC, Series 2019-1A, Class A2I 4.194%, 6/7/49 144A	300,000	278
ARI Fleet Lease Trust, Series 2017-A, Class A3 2.280%, 4/15/26 144A	574,950	579
ARI Fleet Lease Trust, Series 2018-A, Class A2 2.550%, 10/15/26 144A	51,503	52
ARI Fleet Lease Trust, Series 2020-A, Class B 2.060%, 11/15/28 144A	345,000	349
Ascentium Equipment Receivables Trust LLC, Series 2017-1A, Class A3 2.290%, 6/10/21 144A	20,844	21
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class A 2.630%, 12/20/21 144A	317,500	318
Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A 2.990%, 6/20/22 144A	440,000	444
Avis Budget Rental Car Funding AESOP LLC, Series 2017-2A, Class A 2.970%, 3/20/24 144A	425,000	439
Avis Budget Rental Car Funding AESOP LLC, Series 2017-2A, Class B 3.330%, 3/20/24 144A	435,000	447
Avis Budget Rental Car Funding AESOP LLC, Series 2018-2A, Class C 4.950%, 3/20/25 144A	195,000	204
Avis Budget Rental Car Funding AESOP LLC, Series 2019-1A, Class B 3.700%, 3/20/23 144A	120,000	123
Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class A 3.350%, 9/22/25 144A	340,000	359
Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A, Class A 2.330%, 8/20/26 144A	250,000	257
Babson CLO, Ltd., Series 2017-IA, Class AR
1.072%, (ICE LIBOR USD 3 Month plus 0.800%), 1/20/28 144A	683,844	678
Bayview Mortgage Fund IVc Trust, Series 2017-RT3, Class A 3.500%, (AFC), 1/28/58 144A	451,575	456
Bayview Opportunity Master Fund IVa Trust, Series 2017-SPL5, Class A 3.500%, (AFC), 6/28/57 144A	393,219	406
Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL4, Class A 3.500%, (AFC), 1/28/55 144A	133,498	136
BlueMountain CLO, Series 2015-2, Class A
1.202%, (ICE LIBOR USD 3 Month plus 0.930%), 7/18/27 144A	741,218	737
BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class A 3.280%, 9/26/33 144A	213,403	219

Structured Products (34.0%)	Shares/ Par +	Value $ (000’s)

Asset Backed Securities continued
Capital Auto Receivables Asset Trust, Series 2017-1, Class B 2.430%, 5/20/22 144A	70,000	71
Capital Auto Receivables Asset Trust, Series 2017-1, Class C 2.700%, 9/20/22 144A	115,000	117
Capital Auto Receivables Asset Trust, Series 2018-1, Class D 3.700%, 6/20/25 144A	575,000	589
Capital Auto Receivables Asset Trust, Series 2018-2, Class B 3.480%, 10/20/23 144A	180,000	182
Capital Auto Receivables Asset Trust, Series 2018-2, Class C 3.690%, 12/20/23 144A	225,000	230
Carlyle Global Market Strategies, Series 2015-3A, Class A1R
1.247%, (ICE LIBOR USD 3 Month plus 1.000%), 7/28/28 144A	760,000	754
CarMax Auto Owner Trust, Series 2017-4, Class C 2.700%, 10/16/23	95,000	97
CarMax Auto Owner Trust, Series 2019-2, Class B 3.010%, 12/16/24	455,000	480
CarMax Auto Owner Trust, Series 2019-4, Class A4 2.130%, 7/15/25	345,000	360
CarMax Auto Owner Trust, Series 2020-1, Class B 2.210%, 9/15/25	430,000	447
CarMax Auto Owner Trust, Series 2020-1, Class C 2.340%, 11/17/25	190,000	196
Cayuga Park CLO, Ltd.
1.832%, (ICE LIBOR USD 3 Month plus 1.600%), 7/17/31 144A	550,000	551
CIFC Funding, Ltd., Series 2014-2RA, Class A1
1.314%, (ICE LIBOR USD 3 Month plus 1.050%), 4/24/30 144A	915,000	905
CIFC Funding, Ltd., Series 2020-1A, Class A1
1.942%, (ICE LIBOR USD 3 Month plus 1.700%), 7/15/32 144A	655,000	657
CIFC Funding, Ltd., Series 2020-3A, Class A1
1.607%, (ICE LIBOR USD 3 Month plus 1.350%), 10/20/31 144A Æ	435,000	435
CNH Equipment Trust, Series 2020-A, Class A4 1.510%, 4/15/27	260,000	268
Cole Park CLO, Ltd., Series 2015-1A, Class AR
1.322%, (ICE LIBOR USD 3 Month plus 1.050%), 10/20/28 144A	760,000	757
Daimler Trucks Retail Trust, Series 2018-1, Class A4 3.030%, 11/15/24 144A	173,884	175
Daimler Trucks Retail Trust, Series 2020-1, Class A4 1.370%, 6/15/27 b	855,000	860

Short-Term Bond Portfolio

Structured Products (34.0%)	Shares/ Par +	Value $ (000’s)

Asset Backed Securities continued
Drive Auto Receivables Trust, Series 2020-1 2.360%, 3/16/26	380,000	389
Dryden 86 CLO, Ltd.
1.884%, (ICE LIBOR USD 3 Month plus 1.650%), 7/17/30 144A	895,000	897
Elara HGV Timeshare Issuer, Series 2017-A, Class A 2.690%, 3/25/30 144A	78,925	81
Elara HGV Timeshare Issuer, Series 2019-A, Class A 2.610%, 1/25/34 144A	189,420	194
Enterprise Fleet Financing LLC, Series 2017- 3, Class A2 2.130%, 5/22/23 144A	8,279	8
Enterprise Fleet Financing LLC, Series 2018- 1, Class A2 2.870%, 10/20/23 144A	67,519	68
Enterprise Fleet Financing LLC, Series 2018- 2, Class A2 3.140%, 2/20/24 144A	151,809	153
Enterprise Fleet Financing LLC, Series 2019- 1, Class A2 2.980%, 10/22/24 144A	173,863	177
Enterprise Fleet Financing LLC, Series 2019- 3, Class A2 2.060%, 5/20/25 144A	341,169	347
Ford Credit Floorplan Master Owner Trust, Series 2020-1, Class C 1.420%, 9/15/25	440,000	440
GM Financial Automobile Leasing Trust, Series 2018-2, Class A 3.500%, 4/20/22	220,000	221
GM Financial Automobile Leasing Trust, Series 2019-1, Class C 3.560%, 12/20/22	400,000	408
GM Financial Automobile Leasing Trust, Series 2020-2, Class C 2.560%, 7/22/24	200,000	207
GM Financial Securitized Term, Series 2017- 3A, Class C 2.520%, 3/16/23 144A	475,000	482
GMF Floorplan Owner Revolving Trust, Series 2019-1, Class A 2.700%, 4/15/24 144A	355,000	367
Golub Capital Partners CLO, Series 2018- 39A, Class A1
1.422%, (ICE LIBOR USD 3 Month plus 1.150%), 10/20/28 144A	440,000	439
GreatAmerica Leasing Receivables Funding LLC, Series 2018-1, Class A3 2.600%, 6/15/21 144A	30,875	31
GS Mortgage Securities Trust, Series 2020-2, Class A3 1.490%, 12/16/24	160,000	163
Hardee’s Funding LLC, Series 1A, Class AI 4.250%, 6/21/48 144A	431,496	434
Hilton Grand Vacations Trust, Series 2017- AA, Class A 2.660%, 12/26/28 144A	874,031	892

Structured Products (34.0%)	Shares/ Par +	Value $ (000’s)

Asset Backed Securities continued
Hilton Grand Vacations Trust, Series 2017- AA, Class B 2.960%, (EXE), 12/26/28 144A	190,728	192
Hilton Grand Vacations Trust, Series 2020- AA, Class A 2.740%, 2/25/39 144A	259,631	268
Hyundai Auto Lease Securitization Trust, Series 2020-A, Class A3 1.410%, 11/15/24	350,000	357
Hyundai Auto Receivables Trust, Series 2017- A, Class B 2.380%, 4/17/23	150,000	151
Hyundai Auto Receivables Trust, Series 2019- A, Class B 2.940%, 5/15/25	325,000	341
KKR Financial CLO, Ltd., Series 2013, Class A1R
1.071%, (ICE LIBOR USD 3 Month plus 0.800%), 1/16/28 144A	704,554	696
Kubota Credit Owner Trust, Series 2020-1A, Class A3 1.960%, 3/15/24 144A	185,000	191
Madison Park Funding, Ltd., Series 2015-18A, Class A1R
1.461%, (ICE LIBOR USD 3 Month plus 1.190%), 10/21/30 144A	690,000	682
Magnetite XVI, Ltd., Series 2015-16A, Class AR
1.072%, (ICE LIBOR USD 3 Month plus 0.800%), 1/18/28 144A	970,240	962
MetLife Securitization Trust, Series 2017-1A, Class A 3.000%, (AFC), 4/25/55 144A	176,425	186
Mill City Mortgage Loan Trust, Series 2016-1, Class A1 2.500%, (AFC), 4/25/57 144A	34,111	35
Mill City Mortgage Loan Trust, Series 2017-2, Class A1 2.750%, (AFC), 7/25/59 144A	258,535	264
MVW Owner Trust, Series 2015-1A, Class A 2.520%, 12/20/32 144A	98,154	99
MVW Owner Trust, Series 2017-1A, Class A 2.420%, 12/20/34 144A	318,396	325
MVW Owner Trust, Series 2017-1A, Class B 2.750%, 12/20/34 144A	33,515	34
MVW Owner Trust, Series 2017-1A, Class C 2.990%, 12/20/34 144A	36,867	37
MVW Owners Trust, Series 2019-2A, Class A 2.440%, 10/20/38 144A	186,899	188
MVW Owners Trust, Series 2020-1A, Class A 1.740%, 10/20/37 144A	304,897	308
Navient Private Education Refi Loan Trust, Series 2019-A, Class A2A 3.420%, 1/15/43 144A	683,999	716
Navient Private Education Refi Loan Trust, Series 2019-C, Class A1 2.820%, 2/15/68 144A	167,353	168
Navient Private Education Refi Loan Trust, Series 2019-EA, Class A2A 2.640%, 5/15/68 144A	700,000	731

Short-Term Bond Portfolio

Structured Products (34.0%)	Shares/ Par +	Value $ (000’s)

Asset Backed Securities continued
Navient Private Education Refi Loan Trust, Series 2020-A, Class A2A 2.460%, 11/15/68 144A	380,000	397
Navient Private Education Refi Loan Trust, Series 2020-CA, Class A2A 2.150%, 11/15/68 144A	1,205,000	1,245
Navient Private Education Refi Loan Trust, Series 2020-DA, Class A 1.690%, 5/15/69 144A	552,138	559
Navient Private Education Refi Loan Trust, Series 2020-GA, Class A 1.170%, 9/16/69 144A	375,000	376
Navient Student Loan Trust, Series 2019-2A, Class A1
0.418%, (ICE LIBOR USD 1 Month plus 0.270%), 2/27/68 144A	140,607	140
Navient Student Loan Trust, Series 2019-EA, Class A1 2.390%, 5/15/68 144A	114,685	115
Navient Student Loan Trust, Series 2019-GA, Class A 2.400%, 10/15/68 144A	960,555	983
Navistar Financial Dealer Note Master Trust, Series 2020-1, Class A
1.098%, (ICE LIBOR USD 1 Month plus 0.950%), 7/25/25 144A	395,000	397
Nelnet Student Loan Trust, Series 2020-1A, Class A
0.888%, (ICE LIBOR USD 1 Month plus 0.740%), 3/26/68 144A	171,303	169
Neuberger Berman CLO, Ltd., Series 2015- 19A, Class A1R2
1.075%, (ICE LIBOR USD 3 Month plus 0.800%), 7/15/27 144A	708,513	703
Neuberger Berman CLO, Ltd., Series 2017- 16SA, Class A
1.125%, (ICE LIBOR USD 3 Month plus 0.850%), 1/15/28 144A	405,713	403
Neuberger Berman CLO, Ltd., Series 2020- 38A, Class A
1.552%, (ICE LIBOR USD 3 Month plus 1.300%), 10/20/32 144A Æ	455,000	455
Nissan Auto Lease Trust, Series 2020-A, Class A3 1.380%, 12/16/24	205,000	209
Nissan Master Owner Trust Receivables, Series 2019-A, Class A
0.712%, (ICE LIBOR USD 1 Month plus 0.560%), 2/15/24	650,000	652
Nissan Master Owner Trust Receivables, Series 2019-B, Class A
0.582%, (ICE LIBOR USD 1 Month plus 0.430%), 11/15/23	785,000	786
OCP CLO, Ltd., Series 2015-10A, Class A1R
1.065%, (ICE LIBOR USD 3 Month plus 0.820%), 10/26/27 144A	450,677	448
OZLM VIII, Ltd., Series 2014-8A, Class A1RR
1.443%, (ICE LIBOR USD 3 Month plus 1.170%), 10/17/29 144A	481,355	476

Structured Products (34.0%)	Shares/ Par +	Value $ (000’s)

Asset Backed Securities continued
Palmer Square CLO, Ltd., Series 2020-2A, Class A1A
1.904%, (ICE LIBOR USD 3 Month plus 1.700%), 7/15/31 144A	390,000	390
Santander Drive Auto Receivables Trust, Series 2018-1, Class C 2.960%, 3/15/24	71,074	72
Santander Drive Auto Receivables Trust, Series 2018-4, Class B 3.270%, 1/17/23	18,965	19
Santander Drive Auto Receivables Trust, Series 2019-1, Class B 3.210%, 9/15/23	164,636	166
Santander Drive Auto Receivables Trust, Series 2019-1, Class C 3.420%, 4/15/25	380,000	389
Santander Drive Auto Receivables Trust, Series 2019-2, Class B 2.790%, 1/16/24	275,000	280
Santander Drive Auto Receivables Trust, Series 2019-3, Class B 2.280%, 9/15/23	490,000	496
Santander Drive Auto Receivables Trust, Series 2019-C, Class A3 1.860%, 2/21/23 144A	295,000	301
Santander Drive Auto Receivables Trust, Series 2019-C, Class B 2.170%, 11/20/23 144A	215,000	220
Santander Drive Auto Receivables Trust, Series 2019-C, Class C 2.390%, 11/20/23 144A	360,000	367
Santander Drive Auto Receivables Trust, Series 2019-C, Class D 2.880%, 6/20/24 144A	425,000	432
Santander Drive Auto Receivables Trust, Series 2020-3, Class B 0.690%, 3/17/25	650,000	650
Santander Drive Auto Receivables Trust, Series 2020-BA, Class C 1.290%, 4/15/26 144A	410,000	411
Santander Retail Auto Lease Trust, Series 2019-A, Class A3 2.770%, 6/20/22 144A	395,000	403
Santander Retail Auto Lease Trust, Series 2019-A, Class C 3.300%, 5/22/23 144A	330,000	340
Santander Retail Auto Lease Trust, Series 2019-B, Class C 2.770%, 8/21/23 144A	305,000	314
Santander Retail Auto Lease Trust, Series 2020-A, Class D 2.520%, 11/20/24 144A	320,000	326
Sierra Receivables Funding Co. LLC, Series 2015-3A, Class A 2.580%, 9/20/32 144A	77,638	78
Sierra Receivables Funding Co. LLC, Series 2016-3A, Class A
2.430%, 10/20/33 144A	97,941	99
3.510%, 7/20/37 144A	261,461	264

Short-Term Bond Portfolio

Structured Products (34.0%)	Shares/ Par +	Value $ (000’s)

Asset Backed Securities continued
Sierra Receivables Funding Co. LLC, Series 2017-1A, Class A 2.910%, 3/20/34 144A	196,274	200
Sierra Timeshare Receivables Funding LLC, Series 2016-1A, Class A 3.080%, 3/21/33 144A	98,546	99
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A 2.330%, 7/20/33 144A	28,162	28
Sierra Timeshare Receivables Funding LLC, Series 2019-1A, Class A 3.200%, 1/20/36 144A	129,543	134
Sierra Timeshare Receivables Funding LLC, Series 2019-2, Class A 2.590%, 5/20/36 144A	439,314	451
Sierra Timeshare Receivables Funding LLC, Series 2019-3, Class A 2.340%, 7/15/38 144A	404,550	414
SLM Student Loan Trust, Series 2007-7, Class A4
0.575%, (ICE LIBOR USD 3 Month plus 0.330%), 1/25/22	181,744	173
SLM Student Loan Trust, Series 2008-1, Class A4
0.895%, (ICE LIBOR USD 3 Month plus 0.650%), 1/25/22	534,534	506
SLM Student Loan Trust, Series 2008-5, Class A4
1.945%, (ICE LIBOR USD 3 Month plus 1.700%), 7/25/23	77,214	76
SLM Student Loan Trust, Series 2008-9, Class A
1.745%, (ICE LIBOR USD 3 Month plus 1.500%), 4/25/23	56,690	56
SMB Private Education Loan Trust, Series 2014-A, Class A3
1.652%, (ICE LIBOR USD 1 Month plus 1.500%), 4/15/32 144A	665,000	675
SMB Private Education Loan Trust, Series 2015-A, Class A2B
1.152%, (ICE LIBOR USD 1 Month plus 1.000%), 6/15/27 144A	80,157	80
SMB Private Education Loan Trust, Series 2016-C, Class A2B
1.252%, (ICE LIBOR USD 1 Month plus 1.100%), 9/15/34 144A	427,226	426
SMB Private Education Loan Trust, Series 2018-B, Class A2A 3.600%, 1/15/37 144A	243,195	259
SMB Private Education Loan Trust, Series 2018-B, Class A2B
0.872%, (ICE LIBOR USD 1 Month plus 0.720%), 1/15/37 144A	581,932	577
SMB Private Education Loan Trust, Series 2020-BA, Class A1A 1.290%, 7/15/53 144A	265,000	265
Synchrony Card Funding LLC, Series 2018- A1, Class A 3.380%, 9/15/24 b	810,000	833

Structured Products (34.0%)	Shares/ Par +	Value $ (000’s)

Asset Backed Securities continued
Synchrony Card Funding LLC, Series 2019- A2, Class A 2.340%, 6/16/25 b	840,000	867
Synchrony Credit Card Master Note Trust, Series 2016-2, Class C 2.950%, 5/15/24	522,306	529
Synchrony Credit Card Master Note Trust, Series 2018-1, Class C 3.360%, 3/15/24	445,000	447
Towd Point Mortgage Trust, Series 2015-1, Class A1 3.000%, (AFC), 1/28/58 144A	158,031	165
Towd Point Mortgage Trust, Series 2015-4, Class A1B 2.750%, (AFC), 4/25/55 144A	60,708	61
Towd Point Mortgage Trust, Series 2015-5, Class A1B 2.750%, (AFC), 5/25/55 144A	70,003	71
Towd Point Mortgage Trust, Series 2016-1, Class A1B 2.750%, (AFC), 2/25/55 144A	43,785	44
Towd Point Mortgage Trust, Series 2016-1, Class A3B 3.000%, (AFC), 2/25/55 144A	74,675	77
Towd Point Mortgage Trust, Series 2016-2, Class A1A 2.750%, (AFC), 8/25/55 144A	52,164	53
Towd Point Mortgage Trust, Series 2016-3, Class A1 2.250%, (AFC), 4/25/56 144A	36,009	36
Towd Point Mortgage Trust, Series 2017-1, Class A1 2.750%, (AFC), 10/25/56 144A	225,187	231
Towd Point Mortgage Trust, Series 2017-2, Class A1 2.750%, (AFC), 4/25/57 144A	145,626	150
Towd Point Mortgage Trust, Series 2017-3, Class A1 2.750%, (AFC), 7/25/57 144A	337,076	347
Towd Point Mortgage Trust, Series 2017-4, Class A1 2.750%, (AFC), 6/25/57 144A	181,770	188
Towd Point Mortgage Trust, Series 2017-6, Class A1 2.750%, (AFC), 10/25/57 144A	682,004	709
Towd Point Mortgage Trust, Series 2018-2, Class A1 3.250%, (AFC), 3/25/58 144A	859,053	899
Towd Point Mortgage Trust, Series 2018-5, Class A1A 3.250%, (AFC), 8/25/58 144A	639,294	674
Verizon Owner Trust, Series 2017-3A, Class C 2.530%, 4/20/22 144A	550,000	554
Verizon Owner Trust, Series 2018-1A, Class C 3.200%, 9/20/22 144A	450,000	459
Volvo Financial Equipment LLC, Series 2018- 1A, Class B 2.910%, 1/17/23 144A	210,000	215

Short-Term Bond Portfolio

Structured Products (34.0%)	Shares/ Par +	Value $ (000’s)

Asset Backed Securities continued
Volvo Financial Equipment Master Owner Trust, Series 2017-A, Class A
0.652%, (ICE LIBOR USD 1 Month plus 0.500%), 11/15/22 144A	115,000	115
World Omni Auto Receivables Trust, Series 2019-C, Class C 2.400%, 6/15/26	380,000	393
World Omni Auto Receivables Trust, Series 2020-A, Class C 1.640%, 8/17/26	225,000	228
World Omni Automobile Lease Securitization Trust, Series 2018-A, Class B 3.060%, 5/15/23	130,000	130
World Omni Select Auto Trust, Series 2020-A, Class B 0.840%, 6/15/26	270,000	270
World Omni Select Auto Trust, Series 2020-A, Class C 1.250%, 10/15/26	310,000	310

Total		62,067

Mortgage Securities (17.3%)
Angel Oak Mortgage Trust LLC, Series 2019- 4, Class A 3.301%, (AFC), 7/26/49 144A	357,711	361
Angel Oak Mortgage Trust LLC, Series 2019- 2, Class A1 3.628%, (AFC), 3/25/49 144A	273,915	280
Angel Oak Mortgage Trust LLC, Series 2019- 2, Class M1 4.065%, (AFC), 3/25/49 144A	270,000	279
Angel Oak Mortgage Trust LLC, Series 2020- 3, Class A1 1.691%, (AFC), 4/25/65 144A	378,545	381
Angel Oak Mortgage Trust LLC, Series 2020- 5, Class A2 1.579%, (AFC), 5/25/65 144A	346,647	347
Angel Oak Mortgage Trust LLC, Series 2020- 6, Class A1 1.261%, (AFC), 5/25/65 144A	427,890	428
Atrium Hotel Portfolio Trust, Series 2017- ATRM, Class A
1.082%, (ICE LIBOR USD 1 Month plus 0.930%), 12/15/36 144A	520,000	499
Austin Fairmont Hotel Trust , Series 2019- FAIR, Class A
1.202%, (ICE LIBOR USD 1 Month plus 1.050%), 9/15/32 144A	545,000	523
BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY, Class A
1.002%, (ICE LIBOR USD 1 Month plus 0.850%), 9/15/34 144A	460,000	447
Banc of America Commercial Mortgage Trust, Series 2017-BNK3, Class A1 1.957%, 2/15/50	52,911	53
BANK, Series 2017-BNK4, Class A1 2.002%, 5/15/50	181,205	182
BANK, Series 2019-BNK24, Class A1 2.056%, 11/15/62	218,489	222

Structured Products (34.0%)	Shares/ Par +	Value $ (000’s)

Mortgage Securities continued
BX Commercial Mortgage Trust, Series 2020- BXLP, Class C
1.272%, (ICE LIBOR USD 1 Month plus 1.120%), 12/15/36 144A	359,671	357
BX Commercial Mortgage Trust, Series 2020- BXLP, Class D
1.402%, (ICE LIBOR USD 1 Month plus 1.250%), 12/15/36 144A	344,685	341
BX Trust, Series 2018-GW, Class A
0.952%, (ICE LIBOR USD 1 Month plus 0.800%), 5/15/35 144A	1,095,000	1,057
BX Trust, Series 2019-XL, Class B
1.232%, (ICE LIBOR USD 1 Month plus 1.080%), 10/15/36 144A	355,987	355
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class A
1.222%, (ICE LIBOR USD 1 Month plus 1.070%), 12/15/37 144A	325,000	325
CD Commercial Mortgage Trust, Series 2016- CD2, Class A1 1.848%, 11/10/49	46,410	46
CD Commercial Mortgage Trust, Series 2017- CD3, Class A1 1.965%, 2/10/50	44,076	44
CGDB Commercial Mortgage Trust 2019, Series MOB, Class D
1.802%, (ICE LIBOR USD 1 Month plus 1.650%), 11/15/36 144A	660,000	652
CIM Trust, Series 2020-INV1, Class A2 2.500%, (AFC), 4/25/50 144A	835,000	859
Citigroup Commercial Mortgage Trust, Series 2013-375P, Class C 3.635%, (CSTR), 5/10/35 144A	255,000	256
Citigroup Mortgage Loan Trust, Series 2019- IMC1, Class A1 2.720%, (AFC), 7/25/49 144A	294,646	300
COLT Funding LLC, Series 2020-3, Class A1 1.506%, (AFC), 4/27/65 144A	234,358	236
COLT Mortgage Loan Trust, Series 2018-4, Class A1 4.006%, (AFC), 12/28/48 144A	127,121	129
COLT Mortgage Loan Trust, Series 2019-2, Class A1 3.337%, (AFC), 5/25/49 144A	156,062	158
COLT Mortgage Loan Trust, Series 2019-3, Class A1 2.764%, (AFC), 8/25/49 144A	349,533	354
COMM Mortgage Trust, Series 2013-300P, Class A1 4.353%, 8/10/30 144A	275,000	294
COMM Mortgage Trust, Series 2020-CBM, Class D 3.754%, (CSTR), 11/13/39 144A	235,000	216
Commercial Mortgage Pass Through Certificates, Series 2014-CR15, Class B 4.842%, (CSTR), 2/10/47	435,000	474
Commercial Mortgage Pass Through Certificates, Series 2014-CR19, Class D 4.868%, (CSTR), 8/10/47 144A	185,000	163

Short-Term Bond Portfolio

Structured Products (34.0%)	Shares/ Par +	Value $ (000’s)

Mortgage Securities continued
Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class B 4.701%, 3/10/47	255,000	271
Commercial Mortgage Pass Through Certificates, Series 2015-LC23, Class A2 3.221%, 10/10/48	426,479	429
Commercial Mortgage Pass Through Certificates, Series 2017-COR2, Class A1 2.111%, 9/10/50	93,466	94
Commercial Mortgage Trust 3.838%, 9/10/47	630,000	693
Connecticut Avenue Securities Trust, Series 2020-R01, Class 1M1
0.948%, (ICE LIBOR USD 1 Month plus 0.800%), 1/25/40 144A	220,184	219
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class C
1.582%, (ICE LIBOR USD 1 Month plus 1.430%), 5/15/36 144A	515,000	511
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class D
1.752%, (ICE LIBOR USD 1 Month plus 1.600%), 5/15/36 144A	405,000	401
Credit Suisse Mortgage Capital Certificates, Series 2020-NET, Class A 2.256%, 8/15/37 144A	205,000	211
Credit Suisse Mortgage Capital Certificates, Series 2020-NET, Class D 3.828%, (CSTR), 8/15/37 144A	445,000	445
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4 3.718%, 8/15/48	305,000	336
CSAIL Commercial Mortgage Trust, Series 2017-CX9, Class A1 2.024%, 9/15/50	44,740	45
CSAIL Commerical Mortgage Trust, Series 2019-C16, Class A1 2.360%, 6/15/52	240,987	247
Deephaven Residential Mortgage Trust, Series 2017-1A, Class A3 3.485%, (CSTR, AFC), 12/26/46 144A	16,199	16
Deephaven Residential Mortgage Trust, Series 2017-3A, Class A1 2.577%, (CSTR, AFC), 10/25/47 144A	73,953	75
Deephaven Residential Mortgage Trust, Series 2017-3A, Class A2 2.711%, (CSTR, AFC), 10/25/47 144A	12,325	12
Deephaven Residential Mortgage Trust, Series 2017-3A, Class A3 2.813%, (CSTR, AFC), 10/25/47 144A	12,325	12
Deephaven Residential Mortgage Trust, Series 2018-1A, Class A1 2.976%, (AFC), 1/25/58 144A	88,184	89
Deephaven Residential Mortgage Trust, Series 2018-3A, Class A3 3.963%, (AFC), 8/25/58 144A	32,990	33
Deephaven Residential Mortgage Trust, Series 2019-1A, Class A1 3.743%, (AFC), 1/25/59 144A	252,979	256

Structured Products (34.0%)	Shares/ Par +	Value $ (000’s)

Mortgage Securities continued
Deephaven Residential Mortgage Trust, Series 2019-2A, Class A3 3.763%, (AFC), 4/25/59 144A	194,072	196
Deephaven Residential Mortgage Trust, Series 2019-2A, Class M1 3.921%, (AFC), 4/25/59 144A	195,000	196
Deephaven Residential Mortgage Trust, Series 2019-3A, Class A1 2.964%, (AFC), 7/25/59 144A	456,818	463
Ellington Financial Mortgage Trust, Series 2020-1, Class A1 2.006%, (AFC), 6/25/65 144A	161,502	163
FDIC Guaranteed Notes Trust, Series 2010- S2, Class 2A 2.570%, 7/29/47 144A	36,080	37
Federal Home Loan Bank
4.000%, 12/1/49	200,336	219
4.500%, 5/1/50	192,740	210
Federal Home Loan Mortgage Corp.
3.000%, 11/1/34	70,647	77
3.500%, 3/1/46	65,486	72
5.000%, 12/1/41	255,876	294
5.500%, 5/1/22	20,331	21
6.000%, 9/1/34	1,865	2
6.000%, 2/1/35	36,100	43
6.000%, 9/1/35	11,708	14
6.000%, 1/1/38	2,366	3
7.000%, 3/1/39	74,126	87
7.500%, 6/1/38	71,982	85
Federal Home Loan Mortgage Corp., Series 2014-DNA3, Class M1
4.148%, (ICE LIBOR USD 1 Month plus 4.000%), 8/25/24	193,160	197
Federal Home Loan Mortgage Corp., Series 2016-DNA2, Class M3
4.798%, (ICE LIBOR USD 1 Month plus 4.650%), 10/25/28	337,951	351
Federal Home Loan Mortgage Corp., Series 2016-DNA3, Class M3
4.848%, (ICE LIBOR USD 1 Month plus 4.700%), 4/25/28	471,337	490
Federal Home Loan Mortgage Corp., Series 2017-DNA2, Class M1
1.348%, (ICE LIBOR USD 1 Month plus 1.200%), 10/25/29	116,840	117
Federal Home Loan Mortgage Corp., Series 2017-SC02, Class M1 3.820%, (CSTR), 5/25/47 144A	34,286	34
Federal Home Loan Mortgage Corp., Series 2018-DNA2, Class M1
0.948%, (ICE LIBOR USD 1 Month plus 0.800%), 12/25/30 144A	108,869	109
Federal Home Loan Mortgage Corp., Series 2018-HQA2, Class M1
0.898%, (ICE LIBOR USD 1 Month plus 0.750%), 10/25/48 144A	30,677	31
Federal Home Loan Mortgage Corp., Series 3713, Class PA 2.000%, 2/15/40	211,096	216

Short-Term Bond Portfolio

Structured Products (34.0%)	Shares/ Par +	Value $ (000’s)

Mortgage Securities continued
Federal Home Loan Mortgage Corp., Series 3718, Class BC 2.000%, 2/15/25	53,425	54
Federal Home Loan Mortgage Corp., Series 4092, Class CL 1.250%, 6/15/27	604,564	611
Federal Home Loan Mortgage Corp., Series DNA3, Class M1
0.898%, (ICE LIBOR USD 1 Month plus 0.750%), 3/25/30	59,125	59
Federal National Mortgage Association
2.500%, 10/1/22	143,253	150
2.500%, 12/1/22	38,004	40
3.000%, 6/1/22	33,582	35
3.000%, 4/1/24	142,673	150
3.000%, 9/1/28	386,602	406
3.000%, 12/1/34	163,332	178
3.000%, 3/1/35	61,670	67
3.500%, 5/1/27	430,017	458
3.500%, 4/1/46	572,042	610
3.500%, 2/1/48	158,768	168
4.000%, 1/1/47	153,668	165
4.000%, 2/1/49	44,659	48
4.000%, 11/1/49	111,642	119
4.000%, 12/1/49	47,988	51
4.000%, 1/1/50	519,019	553
4.500%, 5/1/40	94,427	106
4.500%, 9/1/40	89,245	100
4.500%, 5/1/41	155,839	175
4.500%, 8/1/48	83,117	90
4.500%, 9/1/48	83,058	90
4.500%, 10/1/48	428,403	468
4.500%, 11/1/48	121,801	132
4.500%, 12/1/48	642,514	694
4.500%, 5/1/49	286,305	311
4.500%, 1/1/50	64,341	70
5.000%, 10/1/33	123,899	142
5.000%, 6/1/40	82,183	94
5.000%, 7/1/45	134,841	155
5.000%, 9/1/48	160,082	175
5.000%, 2/1/49	93,515	102
5.000%, 8/1/49	67,413	74
5.500%, 8/1/37	69,959	82
5.500%, 2/1/38	266,124	313
6.000%, 8/1/22	12,010	12
6.000%, 3/1/34	59,638	70
6.000%, 8/1/34	169,695	201
6.000%, 11/1/34	6,281	7
6.000%, 12/1/34	2,108	3
6.000%, 4/1/35	3,888	5
6.000%, 5/1/38	2,653	3
6.000%, 10/1/40	130,238	153
6.000%, 2/1/49 b	565,013	684
6.500%, 7/1/32	19,178	23
6.500%, 12/1/32	19,624	22
Federal National Mortgage Association, Series 2011-113, Class AG 2.500%, 11/25/26	114,124	117

Structured Products (34.0%)	Shares/ Par +	Value $ (000’s)

Mortgage Securities continued
Federal National Mortgage Association, Series 2013-74, Class AD 2.000%, 7/25/23	87,999	89
Federal National Mortgage Association, Series 2017, Class 2ED3
1.498%, (ICE LIBOR USD 1 Month plus 1.350%), 9/25/29	192,281	188
Federal National Mortgage Association, Series 2017-90, Class KA 3.000%, 11/25/47	341,115	367
Federal National Mortgage Association, Series 2017-C04, Class 2ED2
1.248%, (ICE LIBOR USD 1 Month plus 1.100%), 11/25/29	616,331	602
Federal National Mortgage Association, Series 2017-C05, Class 1ED3
1.348%, (ICE LIBOR USD 1 Month plus 1.200%), 1/25/30	265,120	261
Federal National Mortgage Association, Series 2018-44, Class PC 4.000%, 6/25/44	462,175	473
Federal National Mortgage Association, Series 2018-C01, Class 1ED2
0.998%, (ICE LIBOR USD 1 Month plus 0.850%), 7/25/30	419,138	412
Federal National Mortgage Association, Series 2018-C03, Class 1EB2
0.998%, (ICE LIBOR USD 1 Month plus 0.850%), 10/25/30	660,000	644
Flagstar Mortgage Trust, Series 2020-1INV, Class A11
0.998%, (ICE LIBOR USD 1 Month plus 0.850%), 3/25/50 144A	304,524	303
FWD Securitization Trust, Series 2020-INV1, Class A-1 2.240%, (AFC), 1/25/50 144A	680,513	685
Galton Funding Mortgage Trust, Series 2018- 1, Class A33 3.500%, (AFC), 11/25/57 144A	167,829	171
Galton Funding Mortgage Trust, Series 2019- 1, Class A32 4.000%, (AFC), 2/25/59 144A	139,392	143
Galton Funding Mortgage Trust, Series 2019- H1, Class M1 3.339%, (AFC), 10/25/59 144A	260,000	256
Galton Funding Mortgage Trust, Series 2020- H1, Class A1 2.310%, (AFC), 1/25/60 144A	271,063	276
Galton Funding Mortgage Trust, Series 2020- H1, Class M1 2.832%, (AFC), 1/25/60 144A	285,000	275
Government National Mortgage Association
3.500%, 12/20/42	6,238	7
3.500%, 9/20/43	89,254	97
4.000%, 3/20/48	194,075	213
4.000%, 4/20/50	451,140	498
4.500%, 1/20/49	96,225	103
4.500%, 10/20/49	356,737	382
5.000%, 3/20/34	346,899	396
5.000%, 1/20/48	84,672	93
5.000%, 2/20/48	447,353	490

Short-Term Bond Portfolio

Structured Products (34.0%)	Shares/ Par +	Value $ (000’s)

Mortgage Securities continued
5.500%, 6/20/37	77,764	92
5.500%, 9/15/45	239,622	282
5.500%, 3/20/48	54,662	60
5.500%, 12/20/48	49,374	54
5.500%, 2/20/49	595,735	653
Great Wolf Trust, Series 2019-WOLF, Class A
1.186%, (ICE LIBOR USD 1 Month plus 1.034%), 12/15/36 144A	255,000	246
Great Wolf Trust, Series 2019-WOLF, Class C
1.785%, (ICE LIBOR USD 1 Month plus 1.633%), 12/15/36 144A	270,000	248
GS Mortgage Securities Trust, Series 2019- SOHO, Class A
1.052%, (ICE LIBOR USD 1 Month plus 0.900%), 6/15/36 144A	345,000	342
GS Mortgage Securities Trust, Series 2014- EB1A, Class 2A1 2.440%, (CSTR), 7/25/44 144A	14,954	15
GS Mortgage Securities Trust, Series 2016- GS3, Class A1 1.429%, 10/10/49	7,389	7
Homeward Opportunities Fund I Trust, Series 2018-1, Class A1 3.766%, (AFC), 6/25/48 144A	195,673	196
Homeward Opportunities Fund I Trust, Series 2018-1, Class A2 3.897%, (AFC), 6/25/48 144A	172,457	172
Homeward Opportunities Fund I Trust, Series 2019-1, Class A1 3.454%, (AFC), 1/25/59 144A	375,135	381
Homeward Opportunities Fund I Trust, Series 2019-1, Class A3 3.606%, (AFC), 1/25/59 144A	281,987	286
Homeward Opportunities Fund I Trust, Series 2019-3, Class A1 2.675%, (AFC), 11/25/59 144A	370,067	375
Homeward Opportunities Fund I Trust, Series 2020-2, Class A1 1.657%, (AFC), 5/25/65 144A	323,206	326
InTown Hotel Portfolio Trust, Series 2018- STAY, Class A
0.852%, (ICE LIBOR USD 1 Month plus 0.700%), 1/15/33 144A	115,000	112
InTown Hotel Portfolio Trust, Series 2018- STAY, Class C
1.402%, (ICE LIBOR USD 1 Month plus 1.250%), 1/15/33 144A	100,000	97
JP Morgan Mortgage Trust, Series 2020- INV1, Class A11
1.005%, (ICE LIBOR USD 1 Month plus 0.830%), (AFC), 8/25/50 144A	180,461	180
JP Morgan Mortgage Trust, Series 2020- INV1, Class A15 3.500%, (AFC), 8/25/50 144A	293,775	300
JP Morgan Mortgage Trust, Series 2020- LTV1, Class A4 3.500%, (AFC), 6/25/50 144A	618,737	623
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class A5 3.934%, 9/15/47	540,000	597

Structured Products (34.0%)	Shares/ Par +	Value $ (000’s)

Mortgage Securities continued
JPMCC Commercial Mortgage Securities Trust, Series 2019-BKWD, Class B
1.502%, (ICE LIBOR USD 1 Month plus 1.350%), 9/15/29 144A	790,000	761
JPMCC Commercial Mortgage Securities Trust, Series 2019-BKWD, Class C
1.752%, (ICE LIBOR USD 1 Month plus 1.600%), 9/15/29 144A	250,000	239
Merit 2020-Hill
1.552%, (ICE LIBOR USD 1 Month plus 1.400%), 8/15/37 144A	205,000	205
1.852%, (ICE LIBOR USD 1 Month plus 1.700%), 8/15/37 144A	185,000	185
2.502%, (ICE LIBOR USD 1 Month plus 2.350%), 8/15/37 144A	250,000	250
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class AS 4.110%, (AFC), 10/15/47	185,000	202
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class A1 1.389%, 9/15/49	37,777	38
Morgan Stanley Capital I Trust, Series 2014- 150E, Class A 3.912%, 9/9/32 144A	610,000	652
Morgan Stanley Capital I Trust, Series 2019- MEAD, Class D 3.283%, (CSTR), 11/10/36 144A	480,000	390
New Orleans Hotel Trust, Series 2019-HNLA, Class B
1.441%, (ICE LIBOR USD 1 Month plus 1.289%), 4/15/32 144A	790,000	731
New Residential Funding LLC, Series 2018- NQM1, Class A1 3.986%, (AFC), 11/25/48 144A	371,184	381
New Residential Mortgage Loan Trust, Series 2019-NQM2, Class A1
1.650%, (AFC), 5/24/60 144A	487,359	490
3.600%, (AFC), 4/25/49 144A	208,985	211
New Residential Mortgage Loan Trust, Series 2019-NQM3, Class A1 2.802%, (AFC), 7/25/49 144A	404,801	412
New Residential Mortgage Loan Trust, Series 2019-NQM3, Class A3 3.086%, (AFC), 7/25/49 144A	171,175	173
New Residential Mortgage Loan Trust, Series 2019-NQM5, Class A1 2.710%, (AFC), 11/25/59 144A	468,927	481
New Residential Mortgage Loan Trust, Series 2020-NQM1, Class A1 2.464%, (AFC), 1/26/60 144A	450,701	456
New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1 4.138%, (AFC), 11/25/48 144A	235,514	240
OBX Trust, Series 2019-EXP2, Class 2A1A
1.048%, (ICE LIBOR USD 1 Month plus 0.900%), 7/25/59 144A	195,207	195
OBX Trust, Series 2019-EXP2, Class 2A2
1.348%, (ICE LIBOR USD 1 Month plus 1.200%), 7/25/59 144A	377,326	374

Short-Term Bond Portfolio

Structured Products (34.0%)	Shares/ Par +	Value $ (000’s)

Mortgage Securities continued
OBX Trust, Series 2019-EXP3, Class 2A1
1.048%, (ICE LIBOR USD 1 Month plus 0.900%), (AFC), 10/25/59 144A	482,559	483
OBX Trust, Series 2020-INV1, Class A5 3.500%, (AFC), 12/25/49 144A	186,220	192
Onslow Bay Financial LLC, Series 2020- EXP1, Class 1A8 3.500%, 2/25/60 144A	415,129	427
Onslow Bay Financial LLC, Series 2020- EXP1, Class 2A1
0.898%, (ICE LIBOR USD 1 Month plus 0.750%), 2/25/60 144A	331,765	332
Onslow Bay Financial LLC, Series 2020- EXP1, Class 2A2
1.098%, (ICE LIBOR USD 1 Month plus 0.950%), 2/25/60 144A	383,110	379
Onslow Bay Financial LLC, Series 2020- EXP2, Class A8 3.000%, (AFC), 5/25/60 144A	653,682	671
Onslow Bay Financial LLC, Series 2020- EXP2, Class A9 3.000%, (AFC), 5/25/60 144A	163,421	167
Onslow Bay Financial LLC, Series 2020- EXP3, Class 1A8 3.000%, (AFC), 1/25/60 144A	555,000	571
RETL, Series 2019-RVP, Class A
1.302%, (ICE LIBOR USD 1 Month plus 1.150%), 3/15/36 144A	25,989	26
Sequoia Mortgage Trust, Series 2018-CH1, Class A11 3.500%, (AFC), 2/25/48 144A	185,265	187
Sequoia Mortgage Trust, Series 2018-CH2, Class A21 4.000%, (AFC), 6/25/48 144A	163,508	167
Sequoia Mortgage Trust, Series 2018-CH2, Class A3 4.000%, (AFC), 6/25/48 144A	377,157	388
Sequoia Mortgage Trust, Series 2018-CH3, Class A19 4.500%, (AFC), 8/25/48 144A	79,916	83
Sequoia Mortgage Trust, Series 2018-CH4, Class A2 4.000%, (AFC), 10/25/48 144A	129,021	132
SG Residential Mortgage Trust, Series 2019- 3, Class A2 2.877%, (AFC), 9/25/59 144A	353,225	349
Slide, Series 2018-FUN, Class D
2.002%, (ICE LIBOR USD 1 Month plus 1.850%), 6/15/31 144A	364,329	330
STACR Trust, Series 2018-DNA2, Class M2
1.098%, (ICE LIBOR USD 1 Month plus 0.950%), 12/25/30 144A	460,000	456
STACR Trust, Series 2018-DNA3, Class M1
0.898%, (ICE LIBOR USD 1 Month plus 0.750%), 9/25/48 144A	874	1
STACR Trust, Series 2018-DNA3, Class M2
1.048%, (ICE LIBOR USD 1 Month plus 0.900%), 9/25/48 144A	340,000	338
STACR Trust, Series 2018-HRP2, Class M2
1.398%, (ICE LIBOR USD 1 Month plus 1.250%), 2/25/47 144A	226,411	220

Structured Products (34.0%)	Shares/ Par +	Value $ (000’s)

Mortgage Securities continued
STACR Trust, Series 2020-DNA2, Class M1
0.898%, (ICE LIBOR USD 1 Month plus 0.750%), 2/25/50 144A	139,266	139
STACR Trust, Series 2020-DNA3, Class M1
1.648%, (ICE LIBOR USD 1 Month plus 1.500%), 6/25/50 144A	245,000	246
STACR Trust, Series 2020-DNA4, Class M1
1.648%, (ICE LIBOR USD 1 Month plus 1.500%), 8/25/50 144A	505,000	506
STACR Trust, Series 2020-HQA1, Class M1
0.898%, (ICE LIBOR USD 1 Month plus 0.750%), 1/25/50 144A	86,411	86
STACR Trust, Series 2020-HQA2, Class M1
1.248%, (ICE LIBOR USD 1 Month plus 1.100%), 3/25/50 144A	573,112	573
STACR Trust, Series 2020-HQA3, Class M1
1.698%, (ICE LIBOR USD 1 Month plus 1.550%), 7/25/50 144A	215,000	215
STACR Trust, Series 2020-HQA4, Class M1
1.452%, (ICE LIBOR USD 1 Month plus 1.300%), 9/25/50 144A	615,000	617
Starvest Emerging Markets CBO, Series 2019-IMC1, Class A1 3.468%, (AFC), 4/25/49 144A	199,844	205
Starwood Mortgage Residential Trust, Series 2019-1, Class A1 2.941%, (AFC), 6/25/49 144A	290,924	296
Starwood Mortgage Residential Trust, Series 2019-1, Class A3 3.299%, (AFC), 6/25/49 144A	237,019	240
Starwood Mortgage Residential Trust, Series 2019-INV1, Class A1 2.610%, (AFC), 9/27/49 144A	73,088	74
Starwood Mortgage Residential Trust, Series 2019-INV1, Class A3 2.916%, (AFC), 9/27/49 144A	181,793	184
Starwood Mortgage Residential Trust, Series 2020-1, Class A2 2.408%, (AFC), 2/25/50 144A	208,100	212
Uniform Mortgage Backed Security TBA 2.000%, 10/14/50	105,000	109
Verus Securitization Trust, Series 2018-2, Class A1 3.677%, (AFC), 6/1/58 144A	246,078	250
Verus Securitization Trust, Series 2018-2, Class A2 3.779%, (AFC), 6/1/58 144A	80,213	81
Verus Securitization Trust, Series 2018-2, Class A3 3.830%, (AFC), 6/1/58 144A	50,419	51
Verus Securitization Trust, Series 2018-3, Class A1 4.108%, (AFC), 10/25/58 144A	309,065	317
Verus Securitization Trust, Series 2019-1, Class A1 3.836%, (AFC), 2/25/59 144A	324,920	329
Verus Securitization Trust, Series 2019-2, Class A1 3.211%, (AFC), 5/25/59 144A	283,276	290

Short-Term Bond Portfolio

Structured Products (34.0%)	Shares/ Par +	Value $ (000’s)

Mortgage Securities continued
Verus Securitization Trust, Series 2019-4, Class A3 3.000%, (AFC), 11/25/59 144A S	286,032	290
Verus Securitization Trust, Series 2019-INV1, Class A1 3.402%, (AFC), 12/25/59 144A	153,530	158
Verus Securitization Trust, Series 2019-INV2, Class A1 2.913%, (AFC), 7/25/59 144A	576,041	589
Verus Securitization Trust, Series 2019-INV2, Class A2 3.117%, (AFC), 7/25/59 144A	370,190	378
Verus Securitization Trust, Series 2019-INV3, Class A3
1.977%, (AFC), 4/25/60 144A	99,256	100
3.100%, (AFC), 11/25/59 144A	303,378	308
Verus Securitization Trust, Series 2020-1, Class A1 2.417%, (AFC), 1/25/60 144A S	662,151	676
Verus Securitization Trust, Series 2020-1, Class A3 2.724%, (AFC), 1/25/60 144A S	303,936	310
Verus Securitization Trust, Series 2020-2, Class A1 2.226%, (AFC), 5/25/60 144A	1,030,841	1,040
Vista Point Securitization Trust, Series 2020- 1, Class A1 1.763%, (AFC), 3/25/65 144A	279,191	281
Vista Point Securitization Trust, Series 2020- 2, Class A3 2.496%, (AFC), 4/25/65 144A	194,378	195
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A2 3.020%, 7/15/58	149,535	152
Wells Fargo Commercial Mortgage Trust, Series 2017-C38, Class A1 1.968%, 7/15/50	108,376	109
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class A1 1.975%, 9/15/50	82,399	83
Wells Fargo Mortgage Backed Securities Trust, Series 2020-RR1, Class A17 3.000%, (AFC), 5/25/50 144A Æ	180,000	184
WFRBS Commercial Mortgage Trust, Series 2012-C6, Class B 4.697%, 4/15/45	385,000	398

Structured Products (34.0%)	Shares/ Par +	Value $ (000’s)

Mortgage Securities continued
WFRBS Commercial Mortgage Trust, Series 2014-C23, Class A5 3.917%, 10/15/57	575,000	636
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class A5 4.045%, 3/15/47	325,000	355

Total		64,630

Total Structured Products (Cost: $125,512)		126,697

Short-Term Investments (1.7%)

Commercial Paper (0.4%)
The Boeing Co.
0.000%, 11/4/20	700,000	699
0.000%, 11/16/20	680,000	679

Total		1,378

Consumer, Cyclical (0.1%)
General Motors Financial Co., Inc. 4.200%, 3/1/21	120,000	122

Total		122

Energy (0.1%)
Kinder Morgan, Inc. 5.000%, 2/15/21 144A	325,000	329
Sunoco Logistics Partners Operations LP 4.400%, 4/1/21	85,000	86

Total		415

Industrial (0.2%)
Rolls-Royce PLC 2.375%, 10/14/20 144A	785,000	783

Total		783

Money Market Funds (0.9%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030%#	3,494,927	3,495

Total		3,495

Total Short-Term Investments (Cost: $6,186)		6,193

Total Investments (100.2%) (Cost: $366,003)@		373,064

Other Assets, Less Liabilities (-0.2%)		(793)

Net Assets (100.0%)		372,271

Exchange Traded or Centrally Cleared Derivatives Futures

							Unrealized
				Number			Appreciation/
	Long/		Notional Par	of	Expiration	Notional Value	(Depreciation)	Variation Margin
Issuer	Short	Currency	(000’s)	Contracts	Date	(000’s)	(000’s)	(000’s)
Five-Year US Treasury Note Future	Short	USD	12,603	100	12/20	$12,603	$(11)	$10
Ten-Year US Treasury Note Future	Short	USD	10,186	73	12/20	10,185	(15)	18
Two-Year US Treasury Note Future	Long	USD	68,719	311	12/20	68,719	17	(2)
							$(9)	$26

Short-Term Bond Portfolio

	Financial Derivative Assets				Financial Derivative Liabilities
Market Value
	Variation Margin (000’s)			Variation Margin (000’s)			(000’s)
	Swaps	Futures	Total	Swaps	Futures	Total	Options
Total Exchange-Traded or Centrally Cleared Derivatives	$–	$28	$28	$–	$(2)	$(2)	$–

+	All par is stated in U.S Dollar unless otherwise noted.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020 the value of these securities (in thousands) was $131,524 representing 35.3% of the net assets.

§

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. At September 30, 2020, the aggregate value of these securities was $11,612 (in thousands), representing 3.1% of net assets.

b

Cash or securities with an aggregate value of $91,406 (in thousands) has been pledged as collateral for futures, swap contracts outstanding, short sales, when issued securities or written options on 9/30/2020.

Æ	Security valued using significant unobservable inputs.
S	Step bond security that presently receives no coupon payments. At the predetermined date the stated coupon rate becomes effective.

#	7-Day yield as of 9/30/2020.
@

At September 30, 2020, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $366,003 and the net unrealized appreciation of investments based on that cost was $7,053 which is comprised of $7,984 aggregate gross unrealized appreciation and $931 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification  defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is  based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2020.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
		(Amounts in thousands)
Assets:
Municipal Bonds	$—	$2,341	$—
Corporate Bonds	—	194,654	—
Governments	—	43,179	—
Structured Products
Asset Backed Securities	—	61,177	890
Mortgage Securities	—	64,446	184
Short-Term Investments
Money Market Funds	3,495	—	—
All Others	—	2,698	—
Other Financial Instruments^
Futures	17	—	—
Total Assets:	$3,512	$368,495	$1,074
Liabilities:
Other Financial Instruments^
Futures	(26)	—	—
Total Liabilities:	$(26)	$—	$—

^ Other financial instruments are derivative instruments such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
SONIA	Sterling Overnight Index Average
DAC	Designated Activity Company
TBA	To Be Announced

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
ZAR	South African Rand